Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Statements [Line Items]
Total revenues	$ 52,034	$ 47,010	$ 152,195	$ 135,782	$ 180,460
Total cost of revenues	28,699	27,248	87,277	76,342	104,053
Gross profit	23,335	19,762	64,918	59,440	76,407
Research and development expenses	2,319	2,636	6,700	10,101	12,995
Selling and marketing expenses	4,784	4,505	14,475	13,573	18,455
General and administrative expenses	5,843	4,819	16,891	13,084	18,724
Other expenses (income)	18	(14)	18
Operating income	10,371	7,816	26,834	22,682	26,233
Financial income	329	492	1,188	1,479	1,921
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	121	(43)	(572)	(766)	(1,171)
Revaluation of long-term liabilities	(876)	(1,677)	(1,366)	(4,057)	(2,652)
Financial expenses	(238)	(221)	(797)	(605)	(864)
Income before tax on income	9,707	6,367	25,287	18,733	23,467
Taxes on income	(1,717)	(1,071)	(3,903)	(2,097)	(3,269)
Net income	7,990	5,296	21,384	16,636	20,198
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Gain (loss) on cash flow hedges	(184)	207	600	770	1,069
Net amounts transferred to the statement of profit or loss for cash flow hedges	(40)	(317)	(841)	(475)	(943)
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	(74)		(65)	10	21
Total comprehensive income	$ 7,692	$ 5,186	$ 21,078	$ 16,941	$ 20,345
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ 0.14	$ 0.09	$ 0.37	$ 0.29	$ 0.35
Diluted net earnings per share (in Dollars per share)	$ 0.14	$ 0.09	$ 0.37	$ 0.29	$ 0.35
Proprietary Products
Statements [Line Items]
Total revenues	$ 44,185	$ 39,523	$ 128,111	$ 117,976	$ 156,206
Total cost of revenues	22,118	20,884	66,924	61,464	83,928
Distribution
Statements [Line Items]
Total revenues	7,849	7,487	24,084	17,806	24,254
Total cost of revenues	$ 6,581	$ 6,364	$ 20,353	$ 14,878	$ 20,125